INTANGIBLE FIXED ASSETS	12 Months Ended
Dec. 31, 2021
INTANGIBLE FIXED ASSETS
INTANGIBLE FIXED ASSETS

18.INTANGIBLE FIXED ASSETS

		Digital
	Goodwill	assets	Website	Total
	£’000	£’000	£’000	£’000
Cost
At 1 January 2020	—	—	671	671

Addition / Disposals	—	—	—	—

At 31 December 2020	—	—	671	671

Additions	80	18,216	—	18,296
Disposals	—	(12,792)	—	(12,792)
At 31 December 2021	80	5,424	671	6,175

Amortization and impairment
At 1 January 2020	—	—	189	189
Amortization charged in the period	—	—	114	114

At 31 December 2020	—	—	303	303
Foreign exchange movement	—	—	9	9
Impairment	—	535	—	535
Fair value gain	—	(414)	—	(414)
Amortization charged during the period	—	—	138	138
At 31 December 2021	—	121	450	571

Balance At 31 December 2021	80	5,303	221	5,604

Digital assets are cryptocurrencies not mined by the Group. The Group held crypto assets during the year, which are recorded at cost on the day of acquisition. Movements in fair value between acquisition (date mined) and disposal (date sold), and the movement in fair value in crypto assets held at the year end, impairment of the intangible assets and any increase in fair value are recorded in the fair value reserve.

The digital assets held below are held in Argo Labs (a division of the Group) as discussed above. The assets are all held in secure custodian wallets controlled by the Group team and not by individuals within the Argo Labs team.

The assets detailed below are all accessible and liquid in nature. Those assets (immaterial in total) held longer term are inaccessible have been valued either at cost or £nil depending upon the information available as at the year end.

As at 31 December 2021		Fair value
Crypto asset name	Coins/tokens	£000
Polkadot – DOT	71,303	1,527
Ethereum - ETH	558	1,415
Cosmos Hub – ATOM	31,789	601
Solana - SOL	6,249	579
USDC (stable coin – fixed to USD)	274,110	203
Alternative coins	—	978
At 31 December 2021	—	5,303